J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.13

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304484877	FCOM8997	12/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484877	FCRE8999	12/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484877	FPRO8998	12/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484874	FCOM8997	12/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484874	FCRE8999	12/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484874	FPRO8998	12/31/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484886	FCOM8997	01/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484886	FCRE8999	01/06/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484886	FPRO8998	01/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484885	FCOM8997	12/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational.	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484885	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484885	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational.	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484872	FCRE5123	12/20/2024	Credit	Missing Doc - Credit	Missing Business Entity Formation Document	Operating agreement is not executed, and missing LLC Certificate of Authorization.	Document Uploaded.	Received executed operating agreement. Exception Resolved.; ; Documentation provided is sufficient. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/20/2024		B	A	A	A	B	A	B	A	A	A	A	A
XXX	XXXXX	304484872	FCRE1158	12/20/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Hazard Insurance Policy is fully present	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484872	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484872	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484871	finding-3634	12/24/2024	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXPlease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Discount Points. COC in file shows date of change XX/XX/XXXX however date of revised XXX is XX/XX/XXXX which is more than XXX days.	Document Uploaded. Company was closed the XXX and XXX. Holiday schedule uploaded.	Valid COC and company holiday schedule provided; exception resolved; Valid COC and company holiday schedule provided; exception resolved	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484871	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Information	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484871	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Information	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484870	FCRE8999	01/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484870	FCOM8997	01/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484870	FPRO8998	01/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392989	FCRE7497	09/18/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The fraud report provided in file from FraudGuard indicates that the borrowers' primary residence XXX XXX XXX has a homeowner association fee which was not located in the loan file or indicated on the final 1003. Further, XXX conducted a third-party search on the borrower's primary residence and per XXX borrower pays an estimated $XXX in annual associates fees. Supporting documentation was not provided verifying additional monthly expenses associated with borrower's primary residence. DTI subject to re-calculation upon receipt.	HOA dues have been added, please see updated 1008 and approval letter	Received evidence of the HOA dues to be included into lenders DTI. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	Resolved	09/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392989	FPRO8998	09/18/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392989	FCOM8997	09/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	Resolved	09/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392984	FCOM5135	09/24/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	please see MEMO attached	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392984	FPRO8998	09/18/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392984	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392972	FCOM5135	09/24/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	please see MEMO attached	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392972	FPRO8998	09/19/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392972	FCRE1248	09/19/2024	Credit	Eligibility	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction The seller and buyer are tenant and landlord relationship and the maximum LTV is 65%. However, the loan was approved at 75% LTV. The loan file contains a lender approved exception for the subject purchase transaction at 75% LTV, with the following compensating factors; revolving debt is under XXX%, no consumer late payments in the last XXX-onths, credit score >XXX points than minimum required. Exception downgraded to a level XXX.			Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392962	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392962	FCRE8999	10/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392962	FPRO8998	10/01/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392958	FCRE1146	09/26/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Loan file is missing the required environmental protection lien endorsement (XXX Endorsement XXX-XX or equivalent state form) from the title report.	Please find Title Policy attached. Per page XXX, it is included	Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392958	FCRE2109	09/26/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	File is missing Lender Bank Statement Income calculations.	Please find attached. XXX base XXX bonus	Received missing bank statement verifying borrowers income. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392958	FPRO8998	09/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392958	FCOM8997	09/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392956	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392956	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392956	FVAL9739	10/02/2024	Property	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The subject transaction is a flip transaction and requires a second appraisal, which was not obtained and does not meet guidelines. However, a lender approved exception was in the loan file allowing to proceed without a second appraisal but a AVM. The lender identified the following compensating factors to justify waiting the second appraisal; non-HPML, 44% LTV, excellent credit, no credit events in the past XXX months, LTV 10% below maximum, credit score >XXX points than minimum required. Exception downgraded to a level XXX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392952	FCRE1326	09/26/2024	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Borrower 1 YTD Profit & Loss Missing Per guidelines, the income does not meet age of documentation limit of XXX days from the Note date . Lender provided XXX and XX tax returns but missing XXX YTD P&L statement.
Please find response from our Senior UW attached	Received evidence of the P&L requirements. Exception resolved. ; Borrower 1 YTD Profit & Loss Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392952	FPRO8998	09/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392952	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392947	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI can go up to XX% if below XX% LTV

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392947	FCRE8999	10/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI can go up to XX% if below XX% LTV

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392947	FPRO8998	10/01/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI can go up to XX% if below XX% LTV

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392940	FCRE1332	09/19/2024	Credit	Income/Employment	Borrower 1 Paystubs Less Than 1 Month Provided	Borrower 1 Paystubs Less Than XXX Month Provided - Lender guidelines require YTD paystubs covering XXX month. The loan file only contains XXX YTD paystub covering pay period XX/XX/XXXX-XX/XX/XXXX.	Please find response from our Senior UW attached	Document provided is sufficient. Exception resolved.; Borrower 1 Paystubs Less Than 1 Month Provided Condition Resolved	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	09/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392940	FPRO8998	09/19/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392940	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392993	FCOM3849	10/02/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Please find attached; Please find attached	Evidence of appraisal delivery provided.; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not have an option to confirm which of the XXX listed was applicable. The HPML rule requires the appraisal to be received by the borrower least XXX days prior to consummation therefore they cannot waive it and documentation to show receipt of the appraisal timely is required	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392993	FCOM3531	10/02/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. HPML is not compliant due to missing evidence of receipt of appraisal at least XXX days prior to consummation.	Please find attached; Please find attached	Evidence of Appraisal Delivery to the Borrower Provided.; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not have an option to confirm which of the XXX listed was applicable. The HPML rule requires the appraisal to be received by the borrower least XXX days prior to consummation therefore they cannot waive it and documentation to show receipt of the appraisal timely is required	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392993	finding-3352	10/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is not compliant due to missing evidence of receipt of appraisal at least XXX days prior to consummation. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please find attached; Please find attached	Appraisal delivery provided; HPML compliant; Exception resolved; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not have an option to confirm which of the XXX listed was applicable. The HPML rule requires the appraisal to be received by the borrower least XXX days prior to consummation therefore they cannot waive it and documentation to show receipt of the appraisal timely is required	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392993	FPRO8998	10/02/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392993	FCRE1158	10/02/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	The master hazard insurance does not meet guidelines as there is no wind coverage. However, a lender approved exception was in the loan file granting approval to accept the master policy, with the condition that the borrower's individual policy contains wind coverage and LTV does not go over maximum of 75%. The lender identified the following compensating factors to justify the approval; XXX years on current job, residential income >=$XXX, XXX years or more in the same line of employment, no credit events in the past XXX-months, no mortgage late payments in the last XXX-months, XXX plus years credit history, no consumer late payments in the last XXX-months, LTV 10% below maximum, credit score >XXX points than minimum required, and borrower contribution exceeds requirement >=XXX%. Exception down graded to a level XXX/B.			Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392936	finding-3352	10/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and appraisal requirements met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392936	FPRO8998	09/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392936	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392935	FCOM1233	09/19/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final 1003 is Incomplete The final 1003 in file is illegible.	Please find attached	Received cleared copy of the 1003. Exception resolved. ; The Final 1003 is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392935	FCRE1316	09/19/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing WVOE in file is dated XX/XX/XXXX, closing date XX/XX/XXXX, a VVOE within XXX business days required.	Please find attached	Document provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392935	FCRE9785	09/19/2024	Credit	Missing Doc	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Lender to provide Addendum to Contract, closing date XX/XX/XXXX expiration of contract XX/XX/XXXX .	Please find Extension attached	Received addendum to contract. Exception resolved. ; Purchase Contract Doc is complete.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392935	FCOM1208	09/24/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete The Note provided in the loan file has cutoff sections. Need legible full copy of the Note.	Please find a better copy attached	Received cleared copy of Note. Exception resolved. ; The Note is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392935	FCOM5135	09/24/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing There's no evidence of the ABD in the file.	Please find attached	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392935	FCOM1544	09/27/2024	Compliance	Missing Doc	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure The XXX issued XX/XX/XXXX is illegible, the bottom portion is cut off, therefore, unable to test TRID accurately.	Nothing is cut off. Please see both signed and unsigned (printed) CD for comparison	TRID: Final Closing Disclosure Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392935	FPRO8998	09/19/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392933	FCRE1158	09/19/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided - The guidelines require at a minimum, the property insurance policies must include coverage on the following perils: XXX or XXX, XXX, XXX, XXX, XXX, XXX, XXX and XXX or XXX XXX. In this case, the hazard insurance policy provided by XXX dated XX/XX/XXXX does not reflect any of the above mentioned perils.	Please see response from our UW attached	Received evidence that the insurance policy has the proper coverages. Exception resolved.; Hazard Insurance Policy is fully present; Received evidence that the insurance policy has the proper coverages. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392933	FCRE5123	09/20/2024	Credit	Missing Doc - Credit	Missing Business Entity Formation Document	The lender guidelines require that when the subject property closes in an XXX, the entity formation documents as well as confirmation of good standing with the state website ensuring all parties are current on all state taxes/fees is required. Missing verification from the state that the XXX is an operational entity in "XXX."	Please find a snip from XXX attached	Received evidence of business entity for borrower. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/20/2024		B	A	A	A	B	A	B	A	A	A	A	A
XXX	XXXXX	304392933	FPRO8998	09/19/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392933	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392926	FPRO8998	09/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392926	FCOM8997	09/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392926	FCRE8999	09/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392924	FCOM5135	09/30/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please find attached	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392924	FPRO8998	09/26/2024	Property	Data	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392924	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392919	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392919	FPRO8998	10/02/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392919	FCRE8999	10/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392918	FCOM5135	09/30/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please find attached	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392918	finding-3634	09/30/2024	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA XXX Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation in the amount of $XXX is due to an increase of Discount Points from $XXX on the revised XXX dated XX/XX/XXXX, to $XXX on the Final XXX dated XX/XX/XXXX with no valid COC or cure in file.	Please find COC attached. Lock was extended on XX/XX/XXXX as per Lock form. Final CD disclosed on XX/XX/XXXX which is within XXX days, so change is valid, no cure needed	valid COC provided; exception resolved; valid COC provided; exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392918	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392918	FPRO8998	09/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392914	FCRE8999	09/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392914	FPRO8998	09/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392914	FCOM8997	09/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392911	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392911	FCRE8999	10/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392911	FPRO8998	09/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392907	finding-3352	10/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392907	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392907	FPRO8998	09/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392905	FCRE1469	10/02/2024	Credit	Missing Doc	Asset 3 Missing	Asset XXX Missing Borrower is using the proceeds from sale of the property XXX XXX XXX XXX XXX XXX, XXX. Per 1003 the proceeds are $XXX. Provide the closing statement to verify that XXX mortgage on the sold property is paid off at time of closing and proceeds to the borrower are $XXX	Please find attached	Document provided is sufficient. Exception resolved.; Asset 3 Provided Or Not Applicable	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392905	FCOM3849	10/02/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Please find attached; Please find attached	Evidence of appraisal delivery provided.; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not confirm the borrower received the appraisal at or prior to consummation if they chose to waive the XXX days right to receive the appraisal. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/02/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392905	FPRO8998	10/02/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392900	FCOM8997	09/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392900	FCRE8999	10/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392900	FPRO8998	10/02/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392898	FPRO8998	09/19/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392898	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392898	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392884	FCOM5135	09/23/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please see attached MEMO	Received evidence of no affiliates. Exception resolved. ; Required Affiliated Business Disclosure Resolved	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/23/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392884	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392884	FPRO8998	09/18/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392882	FCOM5135	09/24/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please see attached MEMO	Exception resolved as we have received evidence of no affiliates.; Required Affiliated Business Disclosure Resolved	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/24/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392882	FPRO8998	09/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392882	FCRE8999	09/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392877	FCRE1491	09/20/2024	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The lender guidelines require that the earnest money deposits if made within XXX months of the application, should be properly seasoned and sourced with XXX days of asset verification to verify the funds were from the borrower. In this case, the file contains letters from title on XX/XX/XXXX and XX/XX/XXXX reflecting $XXX in collective earnest money deposits. However, the XXX bank statements provided for accounts #XXX and #XXX do not show the withdraws or wire transfers to match the earnest money deposits paid.	Please see attached XXX #XXX XX/XX/XXXX-XX/XX/XXXX, $XXX XXX cleared on XX/XX/XXXX and $XXX XXX cleared on XX/XX/XXXX	Exception resolved as we have received evidence of the EMD deposits form the checking account. ; Asset Qualification Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392877	FCRE3978	09/20/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	The loan file contains an XXX XXX XXXX (XXX) Repayment Plan which indicates that the borrower will be making monthly payments of $XXX for the repayment of outstanding taxes. This debt was included in the DTI ratios; however, the repayment plan details do not meet the guidelines requirements which state that at least one payment must have been made prior to closing. The IRS repayment plan reflects that the first payment was due on XX/XX/XXXX which is after the Note date of XX/XX/XXXX. Guidelines further indicate that if the lender conditions are not met, the borrower must pay off the outstanding balance under the installment plan prior to or at closing. Missing verification that the first payment of the repayment plan was made prior to the Note date or verification that the IRS taxes owed are paid in full.	Please see attached Bank Statement confirming that borrower started paying in advance a bit (at XX/XX/XXXX.	Received evidence that the borrower has made payments to the IRS. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392877	FPRO8998	09/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392877	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392872	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392872	FPRO8998	09/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392872	FCOM8997	09/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392865	FCOM5135	09/30/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please see attached MEMO	Required Affiliated Business Disclosure Resolved; Affiliated attestation provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392865	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392865	FPRO8998	09/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392859	FCOM5135	09/27/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required (Lender's) Affiliated Business Disclosure Missing	Please see attached MEMO	Required Affiliated Business Disclosure Resolved; Affiliated attestation provided; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392859	FCRE8999	09/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392859	FPRO8998	09/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392856	FVAL1310	09/27/2024	Property	Missing Doc	Missing HOA/Condo Certification	A condominium review process indicates that the subject property cannot be a party to an active or pending litigation case that would disqualify the property from a limited review. In this case, the subject condominium complex is party in active litigation as defined by the civil suit that was served on XX/XX/XXXX. The file did not contain an exception to allow the condo approval process to continue under a limited review or to indicate that the litigation was a non issue to the lender.	Please see attached email from HOA regarding legal defense	Received missing LOX from Condo association. Exception resolved.; Received missing LOX from Condo association. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392856	FCOM8997	09/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392856	FCRE8999	09/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392856	FVAL9739	09/27/2024	Property	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Guidelines reflect the appraisal transfer letter to be in a certain format with specific verbiage as well as proof of the appraisal receipt to the borrower for transferred appraisals. The lender transfer letter and appraisal receipt do not meet the specified guidelines. An exception was approved for these items with the following compensating factors: Residential income > $XXX, XXX years or more in same line of work, no mortgage lates in XXX months, XXX years credit history, no consumer lates in last XXX months, XXX+ borrowers on the loan, LTV 10% below maximum, credit score >XXX points then minimum required, borrower contribution exceeds >XXX%, DTI below XXX%, appraisal is "as is" and value is supported. Exception downgraded to a level XXX/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392854	FPRO1500	09/24/2024	Property	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing Required per guidelines. Missing from loan package	HOA Questionnaire is not required as we have XXX XXX XX project approval. Please see attached.	Document provided is sufficient. Exception resolved.; HOA Questionnaire Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392854	FCOM5135	09/29/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Please see attached MEMO	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/29/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392854	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392851	FVAL9739	09/25/2024	Property	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The Appraisal used for the subject loan was transferred from another Lender. The Lender Guideline section XXX in the summary of change dated XX/XX/XXXX states; The transferred appraisal value has to be supported with a Secondary Valuation product (AVM). • AVM value must be higher than original value or below the original value by XXX% or less. If Secondary Valuation does not support the appraised value, a new appraisal is required. The required AVM was not found in the loan file.	please review re-uploaded AVM that supports the value	Received the missing XXX within tolerance. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392851	FCOM5135	09/27/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Please review uploaded Memo	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392851	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392846	FCRE1347	09/25/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing	We had a paystub on file for borrower 2 which is acceptable form of VOE .	Received VOE for B2. Exception resolved. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392846	FCOM5135	09/27/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Please review uploaded Memo	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392846	FPRO8998	10/01/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392837	FCRE1203	09/25/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report The subject transaction is a primary purchase. However, documentation indicates the borrower currently rents in subject building as property is a Condo, and Appraisal states subject is Tenant Occupied. There is no evidence borrower intends to occupy subject property as primary residence or continue renting current residence and leasing subject property.	There is XXX on file regard why borrower is purchasing subject property .As per application on file borrower was renting unit XXX,the subject property unit number is XXX	Received LOX for property purchase. Exception resolved. ; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392837	FCOM5135	09/30/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The ABA disclosure is missing from the loan file.	Please review uploaded Memo	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392837	FPRO8998	09/25/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392830	FCOM5135	09/27/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Please review uploaded Memo	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392830	FCRE8999	09/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392830	FPRO8998	09/22/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392829	FCOM5135	09/23/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The ABA is missing from the loan file.	Please review uploaded Memo	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/23/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392829	FCRE8999	09/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392829	FPRO8998	09/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392827	FCOM5135	10/01/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please review uploaded MEMO	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/01/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392827	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392827	FPRO8998	09/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392818	FCRE1146	09/20/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present The lender guidelines indicate that the title must include an environmental protection lien endorsement (XXX XXX XXX-XXX or equivalent state form which provides the required coverage.) A review of the preliminary title commitment provided does not indicate this coverage was provided on the subject property. Provide an updated preliminary commitment or final title policy that indicates the required environmental endorsement was obtained.	Final title policy uploaded; Preliminary title contains XXX XXX form	Received evidence of the missing title endorsements. exception resolved. ; Title Document is fully Present; Exception remains as the title commitment does not reflect endorsements XXX and XXX required in XXX.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392818	FCOM5135	09/27/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Please review uploaded Memo	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved; Required Affiliated Business Disclosure Missing	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392818	FPRO8998	09/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392817	FCOM5135	09/30/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please review uploaded Memo	Required Affiliated Business Disclosure Resolved; Affiliated attestation provided; Exception resolved	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392817	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392817	FVAL5474	09/25/2024	Property	Property	Condo project is ineligible	Guidelines require budget provides funding of replacement reserves of at least XXX%. However, a lender approved exception in the loan file allowing full condo review with XXX% reserve in budget. The lender identified the following compensating factors to justify approved exception; No credit events past XXX months, credit score >XXX points than minimum required, and borrower contribution exceeds requirement >+XXX%. Exception downgraded to a level XXX/B.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392804	FCRE1325	09/26/2024	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing Loan file does not contain a letter from the CPA. Lender to provide a letter from the CPA to verify the borrowers percentage of ownership of XXX XXX XXX XXX, nature of the business, how long the business has been in existence and explanation of how income is generated. Include attestation CPA has filed or reviewed the borrowers/business previous years tax returns or financial audit and how many years the CPA has worked borrower/business.	Please see the UW response attached	Received evidence of business license, ownership and existence. Exception resolved. ; Borrower 1 CPA Letter Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392804	FCRE8999	10/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392804	FPRO8998	09/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392804	FCOM8997	09/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392802	FCOM5135	09/23/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	LOE provided	Received evidence of no affiliates. Exception resolved. ; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/23/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392802	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392802	FPRO8998	09/19/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392793	FCOM5135	09/30/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	LOE provided	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392793	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392793	FPRO8998	09/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392782	FCOM3849	10/01/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). There is no evidence in file of the appraisal being sent to the borrower at or prior to consummation	Appraisal delivery confirmation provided; Requested document provided	Evidence of appraisal delivery provided.; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not have an option to confirm which of the XXX listed was applicable. The HPML rule requires the appraisal to be received by the borrower least XXX days prior to consummation therefore they cannot waive it and documentation to show receipt of the appraisal timely is required	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/01/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392782	FCOM3531	10/01/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Appraisal delivery confirmation provided; Requested document provided	Evidence of Appraisal Delivery to the Borrower Provided.; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not have an option to confirm which of the XXX listed was applicable. The HPML rule requires the appraisal to be received by the borrower least XXX days prior to consummation therefore they cannot waive it and documentation to show receipt of the appraisal timely is required	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392782	finding-3352	10/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML requirements not met. Missing appraisal delivery	Appraisal delivery confirmation provided; Requested document provided	HPML compliant, appraisal delivery provided; Exception resolved; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not have an option to confirm which of the XXX listed was applicable. The HPML rule requires the appraisal to be received by the borrower least XXX days prior to consummation therefore they cannot waive it and documentation to show receipt of the appraisal timely is required	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392782	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392782	FPRO8998	09/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392772	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392772	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392772	FPRO8998	09/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392771	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392771	FPRO8998	09/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392771	FCRE7009	10/01/2024	Credit	Insurance	Hazard insurance XXX coverage is not sufficient	The master insurance policy does not meet lender guidelines, as there is no Actual Cash Value for roof coverage, wind policy is not annual and over a XXX% of wind deductible, when it cannot be greater than XXX%. However, two lender approved exception were in the loan file granting approval to accept the master insurance policy as is, with the following conditions individual policy must be in file, max LTV 75%. Further, the lender identified the the following compensating factors to justify the approval; no credit events past XXX months, no mortgage lay payments in the last XXX months, no consumer late payments in the last XXX months, LTV 10% below maximum, credit score >XXX points than minimum required. Exception downgraded to a level XXX/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392768	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392768	FPRO8998	09/27/2024	Property	Data	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392768	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392764	FCRE2109	09/27/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Missing Bank Statement Income Worksheet	Income Calculation Worksheet provided	Received missing income calculation from lender. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392764	FPRO8998	09/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392764	FCOM8997	09/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392763	FCRE8999	09/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392763	FPRO8998	09/28/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392763	FCOM8997	10/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392757	FCOM5135	09/24/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please see attached MEMO	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392757	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392757	FPRO8998	09/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392752	FCOM5135	09/28/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Please see attached doc	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/28/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392752	FCRE8999	09/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392752	FVAL5472	09/23/2024	Property	Property	Property or house size is outside of guidelines	The subject property is a XXX property. The XXX is XXX XXX feet while the Lender Guideline requires a minimum of XXX XXX feet. However, the loan file contains a lender approved exception allowing loan to proceed even though sq ft. does not meet guidelines. The lender identified the following compensating factors to justify the exception; DTI >=XXX% lower than loan program, no credit events past XXX months, no mortgage late payments last XXX months. Exception downgraded to a level XXX.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392751	FCOM5135	09/30/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please see attached doc	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392751	FPRO8998	09/25/2024	Property	Data	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392751	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392743	FCOM5135	09/30/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Please see attached doc	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392743	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392743	FPRO8998	09/23/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392739	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392739	FPRO8998	09/18/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392739	FCOM8997	09/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392728	FCRE1325	09/24/2024	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing CPA Letter missing on file	Please see attached doc	Received missing CPA letter. Exception resolved. ; Borrower 1 CPA Letter Provided	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392728	FCOM5135	09/30/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please see attached doc	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392728	FPRO8998	09/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392721	FCOM5135	09/23/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please see attached MEMO	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/23/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392721	FCRE8999	09/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392721	FPRO8998	09/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392719	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392719	FCOM8997	09/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392719	FVAL9739	09/25/2024	Property	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The subject transaction is for a XXX. The Lender Guideline section XXX states; To be eligible for a XXX, the subject property must not be listed for sale in the past XXX-months. The Appraisal, reflects that the subject was listed for sale on XX/XX/XXXX and the listing was withdrawn on XX/XX/XXXX. However, the loan file contains a lender approved exception allowing to proceed with the transaction even though it does not meet guidelines. The lender identified the following compensating factors to justify this exception; no credit events pas XXX months, no mortgage late payments in the last XXX months, and no consumer late payments in the last XXX-months. Exception downgraded to a level XXX.			Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392713	FCOM5135	09/27/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Please see attached doc	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392713	FPRO8998	09/24/2024	Property	Data	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392713	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392712	FCRE1248	09/26/2024	Credit	Eligibility	Purchase is not considered to be an Arm's Length Transaction	Fraud Report states subject transaction is not XXX. Borrower XXX XXX is the XXX XXX XXX XXX.
Transferred Appraisal being used, which is not allowed per guidelines. However, the loan file contained an approved exception accepting the transferred appraisal. The Lender identified the following compensating factors to justify the approved exception: revolving debt is under XXX%, XXX years credit history, XXX borrowers on the loan, and reserves are greater than XXX months. Exception downgraded to a XXX. Purchase is not considered to be an XXX Transaction	Loan is Arm's length transaction; it is verified from Appraisal. Please see below snip of Appraisal. Moreover, XXX XXX is Buyer's real estate agent, she is not seller's real estate broker. Seller's Real estate agent is XXX XXX. There is no connection between buyer and seller.

									Subject transaction XXX is selling agent which represents the buyer. Subject transaction is Arm's length.	Explanation provided is sufficient. Exception resolved.; Purchase is considered to be an Arm's Length Transaction, or Not Applicable	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392712	FCOM5135	10/01/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please find attached	affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/01/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392712	FCRE1195	10/01/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 80% exceeds Guideline CLTV of 65% XXX transactions have a maximum CLTV of 65% per guidelines.	Loan is Arm's length transaction. Please see response to a previous condition.	Explanation provided is sufficient. Exception resolved.; Audited CLTV of 80% is less than or equal to Guideline CLTV of 80%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392712	FCRE1196	10/01/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 80% exceeds Guideline HCLTV of 65% XXX transactions have a maximum CLTV of 65% per guidelines.	Loan is Arm's length transaction. Please see response to a previous condition.	Explanation provided is sufficient. Exception resolved.; Audited HLTV of 80% is less than or equal to Guideline HCLTV of 80%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392712	FCRE1194	10/01/2024	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Audited LTV of 80% exceeds Guideline LTV of 65% XXX transactions have a maximum CLTV of 65% per guidelines.	Loan is Arm's length transaction. Please see response to a previous condition.	Explanation provided is sufficient. Exception resolved.; Audited LTV of 80% is less than or equal to Guideline LTV of 80%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392712	FPRO8998	09/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392705	FCOM5135	10/01/2024	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Please find attached	affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Resolved; Required Affiliated Business Disclosure Missing	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	10/01/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392705	finding-3352	10/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML with established escrows and appraisal requirements met. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392705	FPRO8998	09/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392705	FCRE3472	09/27/2024	Credit	Assets	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. The borrower's qualifying income was calculated using XXX months bank statements. After review of the bank statements, the borrower had a total of XXX NSFs (only XXX was an actual NSF & the XXX negative balances were negative under XXX hours and didn't result in actual NSF) in the last XXX months which does not meet guidelines requirement of a maximum of XXX NSFs occurrences in the most recent XXX months period. However, the loan file contains a lender approved exception allowing more than XXX NSFs within a XXX month period. The lender identified the following compensating factors to justify the lender approved exception and utilization of bank statement income; XXX years on current job, DTI >=XXX% lower than loan program, no credit events past XXX-months, no consumer late payments in the last XXX-months, LTV 10% below maximum, credit score >XXX points than minimum required, borrower contribution exceeds requirements >=XXX% and reserves >XXX-months. Exception downgraded to a level XXX/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392701	FCRE1193	09/30/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Lender stated that the primary would be paid off at closing but there is no evidence of that via the HUD-1 or Final CD for the current primary of XXX XXX XXX XXX in the loan file. Added the current primary P&I and the back end DTI increased to XXX%, which is outside of the lenders back end DTI threshold. Need evidence that the current primary residence was paid in full at or before the closing of the subject property.	as per the borrower, the property at XXX XXX XXX XXX was not sold nor planned to be sold. It was rented as a departing and he currently lives in the subject property as his primary. Please find attached the lease. rent is $XXX.  DTI is below XXX% now. Updated in the system. Please find attached
									Lock with updated DTI	Documents provided are sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392701	FPRO8998	09/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392701	FCOM8997	10/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392700	FCRE6763	09/30/2024	Credit	Income/Employment	Income documentation does not meet guidelines	The lender condition approval required updated IRS wage/1099 transcripts to support borrower’s work history with XXX as reflected on the final 1003, but missing. Further, missing 1099 transcripts for the borrower’s XXX XXX XXX XXX.	Please see response from our UW attached	Document provided is sufficient. Exception resolved.		Resolved	09/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392700	FCRE7810	09/30/2024	Credit	Title	Title issue	Missing the XXX insurance for XXX XXX XXX	the XXX&XXX in the file. Please find attached. also please see response from our UW attached.	Document provided is sufficient. Exception resolved.		Resolved	09/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392700	finding-3352	09/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML loan with established escrows and met appraisal requirements. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant		Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392700	FPRO8998	10/04/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only; Informational Only		Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392700	FCRE1165	10/01/2024	Credit	Missing Doc	Flood Insurance Policy Partially Provided	Flood Insurance Policy Partially Provided The flood insurance in file does not meet lender guidelines as the roof coverage is no on replacement cost, but only actual cash value. However, a lender approved exception in the loan file granted approval to accept the flood insurance policy as is, and identified the following compensating factors to justify the approval; DTI >=XXX% lower than loan program, XXX plus years credit history and LTV 10% below maximum. Exception downgraded to a level XXX/B.				Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392695	FCRE2109	09/26/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	No income calculation worksheet was in file.	Please find attached income calculation worksheet	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392695	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392695	FPRO8998	09/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392695	FCRE3472	09/26/2024	Credit	Assets	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. The borrower's qualifying income was calculated using XXX months bank statements. After review of the bank statements, the borrower had a total of XXX NSFs in the last XXX months which does not meet guidelines requirement of a maximum of XXX NSFs occurrences in the most recent XXX months period. However, the loan file contains a lender approved exception allowing more than XXX NSFs within a XXX month period. The lender identified the following compensating factors to justify the lender approved exception and utilization of bank statement income; DTI below max, no credit events past XXX months, credit score >XXX points than minimum required. Exception downgraded to a level XXX/B.

								There are XXX NSFs that occurred in the last XXX months. LOX from borrower is provided and exception was approved			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392694	FCOM3849	10/04/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). The file does not contain documentation to show the borrower actually received the appraisal at or prior to consummation.	Please find attached ; Please find attached	Evidence of appraisal delivery provided.; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not confirm the borrower received the appraisal at or prior to consummation if they chose to waive the XXX days right to receive the appraisal. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/04/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392694	FPRO8998	09/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392694	FCRE3466	09/27/2024	Credit	Missing Doc	Missing evidence of sufficient insurance for condo project	The master insurance policy does not meet guidelines as it does not include equipment breakdown coverage. However, a lender approved exception was in the loan file granting approval to accept insurance policy as is and included the following compensating factors to justify the approval; XXX credit score,XXX plus years credit history, no consumer late payments in the last XXX-months and no credit events in past XXX months. Exception downgraded to a level XXX/B.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392693	FCOM8997	10/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392693	FPRO8998	09/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392693	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392688	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392688	FPRO8998	09/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392688	FCRE1437	09/30/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The lender utilized income that was generated from additional bank statements, but are missing XXX months for a XXX-month average calculation and does not meet the XXX-month bank statement requirement in addition to accepting CPA letter that does not specifically state borrower is a XXX. However, the loan file contains a lender approved exception granting approval to continue utilizing the other income, without the missing XXX months, XXX XXX to XXX XXX and instead accept the CPA letter without stating the borrower is a sole proprietor. The lender identified the following compensating factors to justify approval; residential income >=$XXX, no credit events past XXX months, XXX plus years credit history, no consumer late payments in the last XXX months, credit score >XXX points than minimum required, and reserves >XXX-months. Exception downgraded to a level XXX/B.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304392685	FCOM3849	10/02/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Please find attached ; Please find attached acknowledgement	Evidence of appraisal delivery provided.; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least XXX days prior to consummation but does not confirm the borrower received the appraisal at or prior to consummation if they chose to waive the XXX days right to receive the appraisal. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392685	FPRO8998	10/02/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392685	FCRE8999	10/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392680	FCRE8999	09/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392680	FPRO8998	09/29/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392680	FCOM8997	09/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392677	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392677	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392677	FPRO8998	09/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392668	FCRE7497	10/02/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	File is missing verification of XXX property taxes for XXX XXX XXX XXX, XXX XXX.	Please see HOI, tax and HOA details.	Documents provided are sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392668	FCOM8997	10/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392668	FPRO8998	10/02/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392658	FCRE1206	10/02/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The Real Estate Agents were not checked on the Fraud Report.	Please see the updated Fraud Report including all Interested Parties checked.	Document provided is sufficient. Exception resolved.; All Interested Parties Checked against Exclusionary Lists	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392658	FPRO8998	10/02/2024	Property	Data	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392658	FCOM8997	10/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392652	FCRE1148	10/01/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	Please see Title policy with sufficient coverage.	Document provided is sufficient. Exception resolved.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304392652	FCOM3849	10/04/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required: Please remit evidence the borrower received the appraisal at least XXX business days prior to consummation.	Please see Appraisal delivery confirmation.	Evidence of appraisal delivery provided.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/04/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392652	FPRO8998	10/01/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392640	FCOM3849	10/02/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Please see the confirmation from Broker Loan Originator that Borrower received from him Appraisal via email.	Evidence of appraisal delivery provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/02/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304392640	FCRE8999	10/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304392640	FPRO8998	10/03/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484884	FCOM8997	01/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484884	FCRE8999	01/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484884	FPRO8998	01/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484860	finding-3635	12/26/2024	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to increase from $XXX To $XXX for the Title Search/Abstract, from $XXX to $XXX for the Title Closing Fee, from $XXXto $XXX for the Title Release, from $XXX to $XXX for the Title Notary/Signing Fee and from $XXX to $XXX for the Title - Tax Certification Fee. COC in file does not provide a valid reason why the fees increased or were added on.	Document Uploaded. ; Document Uploaded.	Cure package provided to borrower; Exception downgraded to a XXX/B; COC provided for review, COC provided was already in the original loan file and deemed invalid, the COC did not provide a valid reason why the fees increased or were added. Exception retained.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304484860	FCRE8999	12/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484860	FPRO8998	12/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484856	FCOM8997	12/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Information		Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484856	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Information		Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484856	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Information		Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484855	FPRO1136	01/01/2025	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Completion Cert 1004D/XXX is missing from the loan file.	Document Uploaded. This was in the file..	Documentation provided is sufficient. Exception resolved.; Primary Value Subject Property Appraisal is completed on an XXX-XXX XXX or Not Applicable	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/01/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484855	FCRE8999	01/01/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/01/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484855	finding-3352	12/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
								This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484853	FCRE8999	12/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		.	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484853	FPRO8998	12/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		.	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484853	FCOM8997	12/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		.	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484845	FCRE1241	12/26/2024	Credit	Missing Doc	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing	Document Uploaded. contract was in the file.	Purchase Contract Doc is not Missing, or is Not Applicable.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484845	finding-3634	12/27/2024	Compliance	TRID Tolerance	Charges That Cannot Increase Test	TILA XXX cure required
Refund in the amount of $XXX requires a PCCD, LOE, copy of refund check and proof of delivery OR Valid COC.
								The zero tolerance violation is due to the added Survey fee on the initial CD (with no valid COC in file) which decreased on the Final CD to $XXX. There was a cure on the Final CD which was applied to the Appraisal Fee that increased and part of the Survey Fee, however was not sufficient. Therefore remaining amount to cure is for $XXX. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded. ; Document Uploaded. Per National Closing manager- we have cured the amount over the XXX% which was XXX, no further cure is needed. Please escalate to management and provide further calculations. ; Document Uploaded. This cure is on the final, borrower executed CD.	Cure package provided, exception downgraded to a XXX/B; Cure package provided, exception downgraded to a XXX/B; The survey fee was not listed as a shoppable fee on the disclosures and not listed on the SSPL as a shoppable service and not paid to a provider on the SSPL therefore it was considered a XXX% tolerance fee. The documentation provided shows the survey fee was calculated as part of the XXX% tolerance and cure provided to the borrower was based on that calculation instead of a XXX% tolerance calculation. Provide either proof the borrower was given the option to shop for the survey with an SSPL that shows a surveyor listed as shoppable or provide the additional cure package to the borrower. TILA 130b cure required. Refund in the amount of $XXXrequires a PCCD, LOE, copy of refund check and proof of delivery ; The survey fee was not disclosed to the borrower as a shoppable fee on the XXX or SSPL, the fee was added to the CD as a fee that was not shopped for therefore it was included in the XXX% tolerance testing and not the XXX% testing category as there was no documentation to show the borrower had the option to shop for that fee	Borrower has stable job time - Borrower has X.XX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304484845	FCRE8999	12/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375689	FVAL4977	08/28/2024	Property	Appraisal	Wrong appraisal form for single family home	The Appraisal was completed on form 1004. The photos in the Appraisal include a XXX (page) XXX XXX are required to use Appraisal Form 1004C.	this is a XXX not XXX; Lender requested clarification on Appraisal Form requirements for XXX. ; The data attached to home reflects a XXX. Please advise, thank you!	Valuations confirm modular. Appraisal type is correct. Exception resolved.; Additional information provided; exception remains. Please provide an LOE from the Borrower or Appraiser for the photos in the Appraisal indicating a Manufactured Home Limited Warranty in place on page XXX of the loan file images. ; The Appraisal Form 1004 is not designed to report an appraisal of a manufactured home and not intended for use for that purpose. The submitted Appraisal should be performed using a 1004C.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304375689	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Cleared	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375428	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Cleared	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304375428	FPRO8998	08/09/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Cleared	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304489896	FCOM8997	01/21/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	01/21/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304489896	FCRE8999	01/20/2025	Credit	Data	No Credit Findings	No Credit Findings. The loan meets all applicable credit guidelines.	Cleared	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	01/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304489896	FPRO8998	01/20/2025	Property	Data	No Property Findings	No Property Findings. Property and valuations related findings were not identified on the loan.	Cleared	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	01/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484842	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484842	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484842	FCOM8997	12/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484841	FCRE8999	12/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484841	FCOM8997	12/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484841	FPRO8998	12/18/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484839	FCRE6618	01/02/2025	Credit	Borrower	Borrower information on 1003 is incomplete	Please provide a corrected Final signed 1003 for B2. B2's Final 1003 is signed using his DOB and not the date of closing.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/02/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484839	FCRE5116	01/02/2025	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Please provide evidence of both Borrower's Primary Residences Taxes, Insurance and HOA fees. The loan file does not contain evidence of these payments or if the properties are free and clear.	this was in the file...; Document Uploaded. This was in the file..	Documentation provided is sufficient. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484839	FCRE1440	01/02/2025	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing housing history for both Borrower's primary residences. Please provide a VOM or Credit Supplement to verify payment history for both Borrower's primary.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/02/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484839	FPRO8998	01/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484839	FCOM8997	01/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366863	FCRE1316	07/31/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Guidelines require the completion of a third party verification of employment within XXX days of closing and is missing from the file.	Proof of self-employment. Borrower is a professional real estate developer and is a managing member of the borrowing entity	Received missing VOE. Exception resolved. ; Borrower 1 3rd Party VOE Prior to Close Was Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366863	FCRE1347	07/31/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Guidelines require the completion of a third party verification of employment within XXX days of closing and is missing from the file.	Proof of self-employment. Borrower is a professional real estate developer and is a managing member of the borrowing entity	Received missing VOE. Exception resolved. ; Received missing VOE. Exception resolved. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366863	FCRE1196	07/31/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 90.71% exceeds Guideline HCLTV of 75% . The property was purchased by the borrowers XX/XX/XXXX for $XXX with documented improvements totaling $XXX. Underwriting value per guidelines is $XXX. It appears the Lender used appraised value of $XXX.	Received Client and Seller response requesting an exception for LTV/CLTV. Exception downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304366863	FCRE1195	07/31/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 90.71% exceeds Guideline CLTV of 75% . The property was purchased by the borrowers XXX for $XXX with documented improvements totaling $XXX. Underwriting value per guidelines is $XXX It appears the Lender used appraised value of $XXX.	Received Client and Seller response requesting an exception for LTV/CLTV. Exception downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304366863	FCRE1194	07/31/2024	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Audited LTV of 90.71% exceeds Guideline LTV of 75% . The property was purchased by the borrowers XX/XX/XXXX for $XXX with documented improvements totaling $XXX. Underwriting value per guidelines is $XXX. It appears the Lender used appraised value of $XXX.	Received Client and Seller response requesting an exception for LTV/CLTV. Exception downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304366863	FCOM1231	07/31/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial 1003 is Missing Please provide a copy of the initial 1003 completed by the borrowers.	Received Client and Seller response requesting an exception for missing 1003 for business purpose loan. Exception downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304366863	FCOM1232	07/31/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final 1003 is Missing Please provide a copy of the initial application and final applications that the borrowers have signed.	Received Client and Seller response requesting an exception for missing 1003 for business purpose loan. Exception downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304366863	FCRE1182	07/31/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. The file is missing the lender's final approval. Please provide a copy of the final approval for review.	Exception is non-material and graded as level XXX/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304366863	FCRE6914	07/31/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower 2 Citizenship Documentation Is Missing Please provide a copy of the application which contains all the borrower's information regarding citizenship.	Borrower 2 ID	Borrower 2 Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304366863	FCOM8997	07/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366863	FPRO8998	07/31/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484834	FCOM8997	01/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484834	FPRO8998	01/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484834	FCRE8999	01/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484822	FCRE8999	12/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484822	FPRO8998	12/19/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484822	FCOM8997	12/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484809	FCRE8999	12/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484809	FCOM8997	12/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484809	FPRO8998	12/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484803	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484803	FPRO8998	12/16/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484803	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484801	FCOM9186	12/17/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Document Uploaded. ; Borrower did not e-consent and disclosures were sent manually to the client by the broker via Adobe for signature	Documentation provided is sufficient. Exception resolved.; Evidence of eConsent is provided.; The initial XXX dated XX/XX/XXXX shows the XXX was provided via Docusign and even if the broker provided the docs to the borrower via Adobe, the borrower would still have to consent to receiving documents electronically	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/17/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304484801	FCRE7496	12/17/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing Verification of Subject Property HOA in the amount of $XXX per month.	Document Uploaded.	Received verification of HOA at XXX annually, $XXX per month. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484801	FPRO8998	12/17/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484800	FCRE9549	12/16/2024	Credit	Missing Doc	Missing Credit Report Supplement	Missing Credit Report Supplement reflecting XXX XXX credit card #XXX, and #XXX are the same account as both are listed on the updated credit report dated XX/XX/XXXX. A LOE from borrower is not sufficient.	Document Uploaded.	Received updated 1008, Credit Supplement and UW rebuttal - The credit supplement confirms the XXX account in question was reported lost and balance transferred to new card. The credit card was paid off thru closing however credit supp shows card has a current balance of $XXX. Lender UW has added a payment of XXX% of current balance to liabilities $XXX per month, which increased DTI, but still under maximum XXX%. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484800	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484800	FPRO8998	12/16/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484799	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484799	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484799	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484797	FPRO8998	12/23/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484797	FCRE8999	12/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484797	FCOM8997	12/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484794	FCRE8999	12/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484794	FPRO8998	12/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484794	FCOM8997	12/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484793	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Information	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484793	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Information	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484793	FCOM8997	12/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Information	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484792	FCOM8997	12/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Information	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484792	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Information	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484792	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Information	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484791	FCOM8997	01/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484791	FCRE8999	01/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484791	FPRO8998	01/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484787	FCRE8999	12/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Information		Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484787	FPRO8998	12/23/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Information		Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484787	FCOM8997	12/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Information		Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484785	FCRE8999	12/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484785	FPRO8998	12/18/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484785	FCOM8997	12/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484783	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational.	Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484783	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484783	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational.	Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484780	FCOM3666	01/06/2025	Compliance	Closing	Loan Originator NMLS Status is Not Active	Loan Originator NMLS Status is Not Active - NMLS #XXX is not active for XXX XXX, but active for XXX XXX XXX.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Loan Originator NMLS Status is Active	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/06/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484780	FCRE3464	01/06/2025	Credit	Missing Doc	Missing Closing/Final Verbal VOE	Missing a dated internet search or directory assistance doc verifying the existence of the business through a phone listing and/or business address dated within XXX days of the note date. The internet search in file is not dated but is required to be dated to meet guideline requirements.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484780	finding-3352	01/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484780	finding-2962	01/06/2025	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
 This loan failed the XXX XXX XXX higher-priced mortgage loan test.  (XXX XXX XXX, XXX Financial Code Division XXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484780	FPRO8998	01/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484778	finding-3635	12/27/2024	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure required. Refund in the amount of $XXX, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fees additions/increases:

-The Title - Release Services Fee (payable to the Lender's Service Provider) increased from $XXX to $XXX.
-The Title - Abstract or Title Search Fee (payable to the Lender's Service Provider) of $XXX was added on the initial CD, dated XX/XX/XXXX.
-The Title - Endorsement Fee (payable to the Lender's Service Provider) increased from $XXX to $XXX.
-The Recording Fee increased from $XXX to $XXX.

The file does not contain a valid COC for the additions/increases of these fees.	Document Uploaded.	Cure package provided, exception downgraded to a XXX/B.; Cure package provided, exception downgraded to a XXX/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304484778	FCRE8999	12/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484778	FPRO8998	12/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484777	finding-3352	12/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484777	FCRE8999	12/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484777	FPRO8998	12/17/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484776	FCRE8999	01/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484776	FPRO8998	01/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484776	FCOM8997	01/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484775	FPRO8998	12/23/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484775	FCOM8997	12/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484775	FCRE8999	12/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484772	FCOM1223	01/03/2025	Credit	Closing	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed The Deed of Trust is Not Executed	Document Uploaded.	The Deed of Trust is Executed - Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484772	finding-3352	01/03/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484772	FPRO8998	01/03/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484769	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484769	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484769	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484765	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484765	FPRO8998	12/16/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484765	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484754	FCRE1183	01/07/2025	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. - Loan program approved per Loan Approval is Alt-Doc Prime Asset Depletion XXX Mos XXX Yr Fixed, however, Asset depletion calculation was done based on XXX months by Lender.	Document Uploaded.	Approval/Underwriting Summary is fully present - Received updated 1008, 1003 and income lender income calc worksheet. Lender changed asset depletion calc to XXX-months which match approval, rather than XXX-months. Which decreased DTi as well. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/07/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304484754	FCOM8997	01/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484754	FPRO8998	01/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484753	FCRE1194	01/06/2025	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Audited LTV of 74.89% exceeds Guideline LTV of 70% For a Alt Doc XXX Bank Statement program, no-cash out Refinance, with a FICO of XXX and maximum loan amount of $XXX, maximum LTV/CLTV/HCLTV is 70%, which borrower does not meet. However, the loan file contains a lender exception granting approval to proceed with LTV/CLTV/HCLTV exceeding maximum of XXX%. The lender identified the following compensating factors to justify this approval; excellent credit/history, minimum use of consumer credit, low DTI XXX%, significant residual income, excessive reserves. Exception downgraded to a level XXX/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304484753	FCRE7495	01/06/2025	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing supporting documentation to verify Homeowner insurance and the HELOC month payments for Borrower's primary residence. The 1008 Transmittal summary in the loan file reflect the total monthly payment is $XXX, however loan file contains documentations for first lien and property taxes only.	Document Uploaded. ; Document Uploaded.	Received UW Rebuttal stating the monthly payment in question, is a combination of B1 and B2 primary housing expense, mortgage statements reflect taxes and insurance are escrowed. All REOs monthly PITIA are verified. Exception Resolved.; Received duplicate documentation that was already reviewed. Per exception the 1008 Transmittal summary in the loan file reflect the total monthly payment is $XXX, however loan file contains documentations for first lien which is escrow and has a monthly payment of XXX, which does not match the 1008, there is a huge discrepancy of $XXX between 1st lien monthly mortgage payment and what is reflected on the 1008 for primary residence monthly obligation. Exception Remains.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484753	FCRE7497	01/06/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing supporting documentation to verify monthly payment of $XXX per final 1003 for other REO at XXX XXX XXX XXX, XXX, XXX XXX. Lender provided a VOM but it lumped the monthly payment for two properties (XXX XXX XXX, XXX XXX, XXX and XXX XXX XXX XXX, XXX XXX) with no payment breakdown. Audit is unable to determine the exact monthly payment for XXX XXX XXX XXX, XXX XXX.
Document Uploaded.	Received mortgage statement with monthly payment breakdown, which is escrowed with HOI and taxes. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/06/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484753	FCOM8997	01/03/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484753	FPRO8998	01/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484753	FCRE1196	01/06/2025	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 74.89% exceeds Guideline HCLTV of 70% For a Alt Doc Prime Bank Statement program, no-cash out Refinance, with a FICO of XXX and maximum loan amount of $XXX, maximum LTV/CLTV/HCLTV is 70%, which borrower does not meet. However, the loan file contains a lender exception granting approval to proceed with LTV/CLTV/HCLTV exceeding maximum of 70%. The lender identified the following compensating factors to justify this approval; excellent credit/history, minimum use of consumer credit, low DTI XXX%, significant residual income, excessive reserves. Exception downgraded to a level XXX/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304484753	FCRE1195	01/06/2025	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 74.89% exceeds Guideline CLTV of 70% For a Alt Doc XXX Bank Statement program, no-cash out Refinance, with a FICO of XXX and maximum loan amount of $XXX, maximum LTV/CLTV/HCLTV is 70%, which borrower does not meet. However, the loan file contains a lender exception granting approval to proceed with LTV/CLTV/HCLTV exceeding maximum of 70%. The lender identified the following compensating factors to justify this approval; excellent credit/history, minimum use of consumer credit, low DTI XXX%, significant residual income, excessive reserves. Exception downgraded to a level XXX/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304484749	finding-3352	12/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met		HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484749	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484749	FPRO8998	12/16/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484743	FCRE3978	12/20/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing Letter of Explanation for credit inquiries: XX/XX/XXXX XXX Data; XX/XX/XXXX XXX XXX; XX/XX/XXXX XXX Data Inc; XX/XX/XXXX XXX-XXX/XXX; XX/XX/XXXX XXX XXX; XX/XX/XXXX XXX.	Document Uploaded.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484743	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484743	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484740	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484740	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484740	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484738	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational.		Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484738	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational		Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484738	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational.		Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484734	finding-3352	12/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A		Information	Borrower has stable job time - Borrower has X.X years on job.	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484734	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Borrower has stable job time - Borrower has X.X years on job.	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484734	FPRO8998	12/20/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational.	Borrower has stable job time - Borrower has X.X years on job.	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484733	FCOM8997	12/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484733	FPRO8998	12/18/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484733	FCRE8999	12/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484732	FCOM8997	12/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Information	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484732	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Information	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484732	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Information	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484730	FCRE8999	12/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484730	FPRO8998	12/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484730	FCOM8997	12/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484729	FCRE8999	12/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484729	FCOM8997	12/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484729	FPRO8998	12/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484723	FPRO8998	12/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484723	FCOM8997	12/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484722	FCRE8999	12/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484722	FPRO8998	12/19/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484722	FCOM8997	12/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484716	FCRE1158	12/27/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Hazard Insurance Policy is missing the annual premium. It just reflects amount due, not annual premium. Required per lender final approval.	Document Uploaded.	Document provided is sufficient. Exception resolved.; Hazard Insurance Policy is fully present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484716	FPRO8998	12/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484716	FCOM8997	12/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484714	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	informational	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484714	FCRE8999	12/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	informational	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484714	FPRO8998	12/17/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	informational	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484712	FCRE7497	12/26/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of PITIA for investment property located at XXX XXX XXX. XXX homeowners insurance was the only document received.	Document Uploaded. XXX report, page XXX lists XXX property taxes. Credit supplement for XXX XXX XXX and XXX Panel Documentation was included in original file. I have uploaded HOI, credit supp, realquest tax sheet for clarity.
XXX $XXX + XXX $XXX +HOI $XXX + HOA $XXX; Document Uploaded.	XXX XXX PITIA verified. ; Document provided is pg XXX of listing on XXX. Provides HOA, but does not confirm P&I or taxes. pages XXX-XXX of attached document repeat same information as pg XXX. Please confirm P&I and taxes.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484712	FPRO8998	12/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484712	FCOM8997	12/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484711	FPRO8998	12/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484711	FCOM8997	12/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484710	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Information	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484710	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Information	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484710	FCOM8997	12/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Information	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484703	FCRE8999	01/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484703	FPRO8998	01/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484703	FCOM8997	01/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484701	FCRE3464	01/09/2025	Credit	Missing Doc	Missing Closing/Final Verbal VOE	Missing internet search or directory assistance doc verifying the existence of the business through a phone listing and/or business address dated within XXX days of the note date. Required per lender guidelines.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/09/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484701	FCOM8997	01/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484701	FPRO8998	01/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484698	FPRO8998	12/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484698	FCRE8999	12/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484698	FCOM8997	12/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484697	FCOM8997	12/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.; .; .	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484697	FCRE8999	12/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.; .; .	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484697	FPRO8998	12/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.; .; .	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484694	finding-3352	12/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484694	finding-2962	12/19/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
 This loan failed the XXX XXX XXX higher-priced mortgage loan test.  (XXX XXX XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484694	FCRE8999	12/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484694	FPRO8998	12/19/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484690	FCRE1118	12/31/2024	Credit	Closing	Borrower 1 Deed of Trust Signature does not match Note	Borrower 1 Signature does not match Note The required copy of the Mortgage document executed by the Borrower and Notary is missing from the loan file.	Document Uploaded. This was in the file.	Documentation provided is sufficient. Exception resolved.; Borrower 1 Signature matches Note	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484690	FPRO8998	12/31/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484690	FCOM8997	12/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484689	FCOM8997	12/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484689	FCRE8999	12/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484689	FPRO8998	12/31/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484682	FCOM8997	12/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484682	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484682	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484676	finding-2962	12/20/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
 This loan failed the XXX XXX XXX higher-priced mortgage loan test.  (XXX XXX XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Information	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484676	finding-3352	12/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Information	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484676	FCRE8999	12/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484676	FPRO8998	12/21/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484675	FCOM8997	12/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484675	FCRE8999	12/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484675	FPRO8998	12/18/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484671	FCOM8997	01/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484671	FCRE8999	01/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484671	FPRO8998	01/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484670	FCRE8999	01/02/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		.		Resolved	01/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484670	FPRO8998	01/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		.		Resolved	01/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484670	FCOM8997	01/02/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		.		Resolved	01/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484668	finding-3716	12/24/2024	Compliance	State Reg	XXX XXX Interest Amount Test	The final CD dated XX/XX/XXXX reflects a disbursement date of XX/XX/XXXX, while also reflecting Prepaid Interest from XX/XX/XXXX through XX/XX/XXXX in the amount of $XXX. The Compliance Summary indicates that the loan actually disbursed on XX/XX/XXXX.

A cure requires a corrected PCCD or final HUD1 with a correct disbursement date of XX/XX/XXXX, a corrected Prepaid Interest from XX/XX/XXXX.
This loan failed the per diem interest amount test. (XXX XXX. Prof. Code §2948.5)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $XXX buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	Document Uploaded.	PCCD with corrected disbursement date provided, exception resolved.; PCCD with corrected disbursement date provided, exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484668	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Information	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484668	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Information	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484666	FPRO8998	12/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484666	FCOM8997	12/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484666	FCRE8999	12/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484663	finding-2962	12/23/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX XXX XXX higher-priced mortgage loan test. (XXX XXX XXX, XXXX Financial Code Division XXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484663	finding-3352	12/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Information	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484663	FCRE8999	12/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Information	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484663	FPRO8998	12/23/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Information	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484659	FCOM8997	12/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484659	FPRO8998	12/27/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484659	FCRE8999	12/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484658	FCRE8999	01/03/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	01/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484658	FPRO8998	01/03/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	01/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484658	FCOM8997	01/03/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	01/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484654	FCRE1196	01/06/2025	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 80% exceeds Guideline HCLTV of 75% Per guidelines, properties located in a "Declining Market" as defined by the Appraiser, require a XXX% LTV/CLTV/HCLTV reduction. The maximum LTV/CLTV/HCLTV for an Alt Doc Prime P&L is XXX%, however reducing the maximum by XXX% would results in a maximum LTV/CLTV/HCLTV of 75%. Therefore, subject loan does not meet lender requirements and loan amount would need to be reduced.	Document Uploaded.	The guidelines require a maximum LTV/CLTV of 75% when the subject property is located in a declining market. The LTV is 80%. However, a Credit Exception was approved for the higher LTV, citing compensating factors of excellent credit history/minimal use of credit, excessive reserves and a low DTI. Acknowledged and downgraded.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304484654	FCRE1194	01/06/2025	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Audited LTV of 80% exceeds Guideline LTV of 75% Per guidelines, properties located in a "Declining Market" as defined by the Appraiser, require a XXX% LTV/CLTV/HCLTV reduction. The maximum LTV/CLTV/HCLTV for an Alt Doc Prime P&L is XXX%, however reducing the maximum by XXX% would results in a maximum LTV/CLTV/HCLTV of 75%. Therefore, subject loan does not meet lender requirements and loan amount would need to be reduced.	Document Uploaded.	The guidelines require a maximum LTV/CLTV of 75% when the subject property is located in a declining market. The LTV is 80%. However, a Credit Exception was approved for the higher LTV, citing compensating factors of excellent credit history/minimal use of credit, excessive reserves and a low DTI. Acknowledged and downgraded.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304484654	FCRE1195	01/06/2025	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 80% exceeds Guideline CLTV of 75% Per guidelines, properties located in a "Declining Market" as defined by the Appraiser, require a 5% LTV/CLTV/HCLTV reduction. The maximum LTV/CLTV/HCLTV for an Alt Doc Prime P&L is XXX%, however reducing the maximum by XXX% would results in a maximum LTV/CLTV/HCLTV of 75%. Therefore, subject loan does not meet lender requirements and loan amount would need to be reduced.	Document Uploaded.	The guidelines require a maximum LTV/CLTV of 75% when the subject property is located in a declining market. The LTV is 80%. However, a Credit Exception was approved for the higher LTV, citing compensating factors of excellent credit history/minimal use of credit, excessive reserves and a low DTI. Acknowledged and downgraded.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304484654	FPRO8998	01/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484654	FCOM8997	01/06/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484650	FPRO8998	01/10/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484650	FCRE8999	01/10/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484650	FCOM8997	01/10/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/10/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484647	FCOM8997	01/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484647	FCRE8999	01/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484647	FPRO8998	01/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484644	FCRE8999	12/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484644	FPRO8998	12/31/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484644	FCOM8997	12/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484640	FCRE9500	01/07/2025	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Missing letter of explanation from the non-borrowing XXX XXX XXX XXX XXX that borrower can use the funds in the XXX XX account #XXX for the subject loan transaction. Guidelines require an access letter when the party on the asset account is not on the loan application. Lender to provide an access letter from the non-borrowing spouse for the borrower to use the assets in the XXX XXX account #XXX in the subject transaction.
Document Uploaded.	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/07/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484640	finding-3526	01/07/2025	Compliance	TRID	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. The file does not have a receipt date or acknowledgement for the XXX dated XX/XX/XXXX to confirm receipt at least XXX business days prior to consummation	Document Uploaded.	revised XXX receipt date provided; Exception resolved; revised XXX receipt date provided; Exception resolved	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/07/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484640	FPRO8998	01/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484638	FCRE3464	01/09/2025	Credit	Missing Doc	Missing Closing/Final Verbal VOE	Missing internet search or directory assistance doc verifying the existence of the business through a phone listing and/or business address dated within XXX days of the note date. Internet search in file is not dated. Required per lender guidelines.	Document Uploaded.	Received business internet search verifying the business is in existence. However the search is dated XX/XX/XXXX after the loan closed and is required to be dated within XXX days of the Note date. Therefore, exception is graded down to a level XXX/B.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304484638	FPRO8998	01/09/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.			Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484638	FCOM8997	01/09/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484637	FCRE8999	12/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Information	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484637	FPRO8998	12/24/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Information	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484637	FCOM8997	12/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Information	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484636	FCOM8997	01/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484636	FCRE8999	01/09/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	Resolved	01/09/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484636	FPRO8998	01/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484630	FPRO8998	01/03/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484630	FCOM8997	01/03/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484630	FCRE8999	01/03/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/03/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484628	FCOM8997	01/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484628	FCRE8999	01/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484628	FPRO8998	01/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484626	FPRO8998	01/08/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484626	FCRE8999	01/08/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484626	FCOM8997	01/08/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/08/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484621	FCOM1621	01/06/2025	Compliance	Missing Doc	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing Initial Escrow Account Disclosure is Missing	Document Uploaded.	Initial Escrow Account Disclosure is Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/06/2025		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304484621	finding-3352	01/06/2025	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484621	FPRO8998	01/06/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/06/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484621	FCRE8999	01/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484620	FCRE1321	01/02/2025	Credit	Missing Doc	Missing attorney opinion letter/trust review documentation	Missing trust documentation for the use of the assets in the XXX XXX acct #XXX, #XXX, #XXX in the subject transaction. XXX XXX acct #XXX, XXX and XXX are held in The XXX XXX Trust as identified on the XXX XXX account provided so will need the trust documents to verify access to the funds. Lender to provide the thrust documents for The XXX XXX Trust.	Please escalate to management. Statement states XXX next to our borrower -which means they are the XXX. Our guidelines state assets held in a XXX trust where the trustee to the trust is the borrower. Statement states they are the XXX.
Explanation provided is sufficient. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/02/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484620	finding-3634	12/31/2024	Compliance	TRID Tolerance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXPlease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Discount Points. COC in file shows date of change XX/XX/XXXX however date of revised XXX is XX/XX/XXXX which is more than XXX days.	Document Uploaded.	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484620	FPRO8998	01/02/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/02/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484618	FCRE8999	12/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484618	FPRO8998	12/26/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484618	FCOM8997	12/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484615	FCRE8999	12/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484615	FPRO8998	12/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484615	FCOM8997	12/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484601	FCRE8999	12/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484601	FCOM8997	12/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	12/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484599	FCOM1227	12/30/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing, Appraisal reports indicates property as PUD with a HOA fees	Document Uploaded.	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Received executed DOT with PUD Rider. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304484599	FCOM8997	12/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484599	FPRO8998	12/30/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	12/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484592	FVAL9739	01/07/2025	Property	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing XXX Rentalizer with a market score of XXX or greater. Market score provided has market score of XXX which does not meet XX/XX/XXXX guideline requirement. XXX XXX.	Document Uploaded.	Documentation provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	01/07/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304484592	FCOM8997	01/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484592	FCRE8999	01/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484586	FCRE8999	01/07/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484586	FPRO8998	01/07/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304484586	FCOM8997	01/07/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/07/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325960	FPRO8998	06/17/2024	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Document Uploaded.	Not meant to be sent to client. No exceptions on loan.	Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325960	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	CONFIRMED	Not meant to be sent to client. No exceptions on loan.	Borrower has stable job time - Borrower has XX.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325905	FCRE3599	05/23/2024	Credit	Eligibility	Borrower owns more financed properties than allowed per guidelines	The borrower has more than XXX properties financed with NQM Funding. The exception in the file is for the origination of a DSCR loan, not a Non-QM/Alt Doc Bank statement loan.	Document Uploaded.	Lender provided an executed NQM Funding Non-QM Exception Form approving Borrower having over the guideline max allowed XXX loans with NQMF. Compensating factors given were greater than XXX months reserves beyond program requirement, FICO above minimum by XXX points or more, DTI greater than XXX% below program requirement, and High Discretionary income. Document Uploaded. XXX XXX explanation and approved exception	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304392649	XXXXX-136	10/4/2024	Property	Application/Processing	Appraisal Review - Missing	Property is located in an impacted disaster area (XXX XXX). Please provide 1004D following post disaster guideline requirements.	XX/XX/XXXX: Updated PDI XX/XX/XXXX: PDI	XX/XX/XXXX: PDI was not completed by the original appraiser. XXX exception approval received
										XX/XX/XXXX: PDI provided is dated prior to XXX XXX (XX/XX/XXXX). Please provide updated PDI post XX/XX/XXXX XX/XX/XXXX.	Reserves of $XXX ,LTV of XX%	Acknowledged	11/4/2024		C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304432486	XXXXX-5139	11/26/2024	Credit	Closing Documentation	Closing Documentation Missing or Defective	Missing letter of explanation stating cash out proceeds will be used for business purposes	XX/XX/XXXX: LOE	XX/XX/XXXX: Received LOE		Cleared	12/5/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304432478	XXXXX-6016	12/10/2024	Property	Appraisal Review	Appraisal Review - Missing	Missing Appraisal review For subject Property :XXX XXX XXX	XX/XX/XXXX: CDA	XX/XX/XXXX: Received		Cleared	12/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304432475	XXXXX-5110	11/26/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304432467	XXXXX-5121	11/26/2024	Property	Appraisal Documentation	Exterior Inspection Missing or Defective	Property is located in an impacted disaster area. Please provide exterior inspection following post disaster guideline requirements.	XX/XX/XXXX: PDI attached for review- Free and clear of disaster related damages	XX/XX/XXXX: Received		Cleared	12/5/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304432466	XXXXX-5113	11/26/2024	Property	Appraisal Documentation	Exterior Inspection Missing or Defective	Property is located in an impacted disaster area. Please provide exterior inspection following post disaster guideline requirements.	XX/XX/XXXX: PDI	XX/XX/XXXX: Received		Cleared	12/5/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304432458	XXXXX-6010	12/10/2024	Property	Appraisal Review	Appraisal Review - Missing	Missing Appraisal review For subject Property : XXX XXX XXX	XX/XX/XXXX: CDA	XX/XX/XXXX: Received		Cleared	12/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304432455	XXXXX-5061	11/19/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	11/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304432453	XXXXX-5082	11/20/2024	Property	Appraisal Documentation	Exterior Inspection Missing or Defective	Property is located in an impacted disaster area. Please provide exterior inspection following post disaster guideline requirements.	XX/XX/XXXX: PDI	XX/XX/XXXX: Received		Cleared	11/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304432437	XXXXX-6013	12/10/2024	Credit	Application/Processing	Entity Documentation - Missing or Defective	Missing all entity documentation for XXX XXX XXX	XX/XX/XXXX: entity docs XX/XX/XXXX - XXX - Please note that the subject property is a long term rental, attached are the lease, bank statement to show rent deposited and proof of receipt of rents.	XX/XX/XXXX: Received entity docs XX/XX/XXXX: Missing entity documentation for the borrower XXX XXX. Missing operating agreement, articles of incorporation and EIN		Cleared	12/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304432424	XXXXX-5199	11/27/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304376277	XXXXX-3765	9/17/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	9/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304426782	XXXXX-5500	11/26/2024	Credit	Title/Lien	Title Insurance Coverage - Inadequate Coverage	$XXX title insurance coverage < $XXX minimum insurance required	XX/XX/XXXX: Updated title uploaded for review.	XX/XX/XXXX: Received		Cleared	12/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304426444	XXXXX-5025	11/8/2024	Property	Appraisal Documentation	Exterior Inspection Missing or Defective	Property is located in an impacted disaster area. Please provide exterior inspection following post disaster guideline requirements.	XX/XX/XXXX: The appraisal report reflects a property inspection date of XX/XX/XXXX, which is after the incident period for XXX XXX (XX/XX/XXXX) and end date for XXX XXX (XX/XX/XXXX), an additional review product is not required per guidelines.	XX/XX/XXXX: XX/XX/XXXX: Rescinded		Cleared	11/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304462131	XXXXX-6357	12/24/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304459671	XXXXX-6555	1/2/2025	Property	Insurance	Hazard Insurance Missing or Defective	Hazard insurance policy is missing mortgage clause & Lender's name. Please provide updated hazard policy with ISAOA/ATIMA verbiage after XXX XXX XXX	XX/XX/XXXX: Hazard Insurance	XX/XX/XXXX: Received updated HOI policy		Cleared	1/6/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351835	XXXXX-2191	6/14/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	6/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304385418	XXXXX-4291	10/9/2024	Credit	Closing Documentation	Deed Missing or Defective	Missing executed conveyance deed from The XXX XXX to XXX XXX	XX/XX/XXXX: Deed of Conveyance	XX/XX/XXXX: Received deed		Cleared	1/9/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304385418	XXXXX-4292	10/9/2024	Property	Insurance	Hazard Insurance Missing or Defective	Hazard Insurance is missing mortgagee clause after lender's name. Please provide updated CPL with ISAOA/ATIMA verbiage after XXX XXX XXX, XXX	XX/XX/XXXX XXX: Unsure if this was in regards to the HOI policy or the CPL based on description. Providing CPL with ISAOA after the XXX mortgagee clause. The insurance policy for the subject property is a master insurance policy for the whole condo complex, including the subject property, so it would not have XXX as the mortgagee.	XX/XX/XXXX: XX/XX/XXXX. Apologies, this was for HOI policy missing ISAOA verbiage, but confirmed HOI in file is a master policy.		Cleared	10/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304400750	XXXXX-4272	10/9/2024	Credit	Closing Documentation	Deed Missing or Defective	Missing executed conveyance deed from XXX XXX to XXX XXX	XX/XX/XXXX: Deed of Conveyance	XX/XX/XXXX: Received deed		Cleared	1/9/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304441966	XXXXX-6023	12/10/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444760	XXXXX-6152	12/16/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304457892	XXXXX-6505	12/31/2024	Property	Debt Service Coverage Ratio Eligibility	Subject Property Lease - Missing or Defective	Missing leases for both unit 1 and unit 2 for subject property: XXX XXX XXX	XX/XX/XXXX XXX: Please note that the lease agreement provided is for the subject property as a whole and lists two separate tenants as the lessees. The rent of both units combined is $XXX a month.	XX/XX/XXXX: Received evidence of lease agreement		Cleared	1/6/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304436487	XXXXX-6366	12/24/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	12/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304443002	XXXXX-6389	12/26/2024	Property	Debt Service Coverage Ratio Eligibility	Subject Property Lease - Missing or Defective	Missing updated lease agreements for subject property	XX/XX/XXXX XXX: Please note that both lease agreements are "Month-to-Month" agreements and therefore do not have an end date. These are the most recent copies available for the current lease agreements.	XX/XX/XXXX: Received		Cleared	12/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304456385	XXXXX-6672	1/7/2025	Credit	Closing Documentation	Closing Protection Letter Missing or Defective	Closing protection letter is missing	XX/XX/XXXX XXX: please see attached	XX/XX/XXXX: Received CPL		Cleared	1/9/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304480834	XXXXX-6903	1/20/2025	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	1/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304477055	XXXXX-6742	1/9/2025	Credit	Closing Documentation	Deed Missing or Defective	Missing conveyance deed from XXX XXX XXX XXX, XXX to XXX XXX XXX	XX/XX/XXXX XXX: attached	XX/XX/XXXX: Received deed		Cleared	1/13/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304326126	XXXXX-2027	6/10/2024	Credit	Insurance	Hazard Insurance Missing or Defective	Proposed insured on hazard insurance policy "XXX XXX XXX" does not match borrower per security instrument "XXX XXX".	XX/XX/XXXX: Waived per XXX	XX/XX/XXXX: Waived per XXX	XXX FICO, XxXXxXX, XX.XX months reserves	Acknowledged	6/10/2024		B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304443585	XXXXX-6843	1/16/2025	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	1/16/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304477103	XXXXX-6652	1/7/2025	Credit	Title/Lien	Title/Lien	$XXX title insurance coverage < $XXX minimum coverage required	XX/XX/XXXX XXX-please see attached	XX/XX/XXXX: Received		Cleared	1/14/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304477103	XXXXX-6655	1/7/2025	Property	Debt Service Coverage Ratio Eligibility	Short Term Rental Income - Missing or Defective	Missing XXX month short term rental history for subject property XXX XXX XXX	XX/XX/XXXX XXX: Please note that the property was qualified as Unleased, and used the Comparable Rent Schedule to calculate the income.	XX/XX/XXXX: XX/XX/XXXX. Confirmed property was qualified as unleased		Cleared	1/9/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304432885	XXXXX-6018	12/10/2024	Credit	Title/Lien	Title Insurance Coverage - Inadequate Coverage	$XXX Title Insurance Coverage < $XXX Minimum Required.	XX/XX/XXXX: please see attached doc XXX XXX.XXX	XX/XX/XXXX: Received		Cleared	12/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304432885	XXXXX-6019	12/10/2024	Credit	Closing Documentation	Deed Missing or Defective	Missing conveyance deed from XXX XXX XXX & XXX XXX XXX to XXX XXX	XXX XX/XX/XXXX Please see attached conveyance deed	XX/XX/XXXX: Received		Cleared	12/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304474967	XXXXX-6719	1/8/2025	Credit	Title/Lien	Title/Lien	$XXX title insurance coverage < $XXXminimum coverage required	XX/XX/XXXX XXX: please see attached	XX/XX/XXXX: Received		Cleared	1/27/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304474967	XXXXX-6720	1/8/2025	Credit	Closing Documentation	Closing Protection Letter Missing or Defective	Closing protection letter is missing mortgagee XXX after lender's name. Please provide updated XXX with ISAOA/ATIMA XXX after XXX, XXX	XX/XX/XXXX XXX: please see attached	XX/XX/XXXX: Received		Cleared	1/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304474967	XXXXX-6721	1/8/2025	Credit	Title/Lien	Title Insurance Missing or Defective	Title Commitment Schedule A XXX(a)is missing mortgagee clause ISAOA/ATIMA after lender's name	XX/XX/XXXX XXX: please see attached	XX/XX/XXXX: Received		Cleared	1/27/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304474965	XXXXX-6688	1/8/2025	Credit	Title/Lien	Closing Protection Letter Missing or Defective	Closing protection letter is missing mortgagee clause ISAOA/ATIMA after lender's name	XX/XX/XXXX XXX: please see attached	XX/XX/XXXX: Received		Cleared	1/23/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304474965	XXXXX-6689	1/8/2025	Credit	Title/Lien	Title/Lien	$XXX title insurance coverage < $XXXminimum coverage required	XX/XX/XXXX XXX: please see attached	XX/XX/XXXX: Received title		Cleared	1/27/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304474965	XXXXX-6690	1/8/2025	Credit	Title/Lien	Title Insurance Missing or Defective	Title policy Schedule A is missing mortgagee clause after lender's name. Please provide updated title policy with ISAOA/ATIMA verbiage after Lender name.	XX/XX/XXXX XXX: please see attached	XX/XX/XXXX: Received title		Cleared	1/27/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304477099	XXXXX-6921	1/20/2025	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	1/20/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304472431	XXXXX-6734	1/9/2025	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	1/9/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304483551	XXXXX-6990	1/23/2025	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	1/23/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304428995	XXXXX-1	10/29/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines				Cleared	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304428993	XXXXX-1	10/29/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines				Cleared	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405242	XXXXX-01	9/27/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines				Cleared	9/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304405233	XXXXX-1	9/27/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines				Cleared	9/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304438773	XXXXX-1	11/1/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines				Cleared	11/1/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304438772	XXXXX-1	11/4/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines				Cleared	11/4/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304454338	XXXXX	11/15/2024	Property	Appraisal	Misrepresentation of the Physical Characteristics	Appraisal does not have PUD box checked for subject property. Per PUD rider in file, subject is a PUD. Please provide updated appraisal correcting PUD characteristics.	Uploaded	XX/XX/XXXX: Received corrected Deed of Trust removing PUD rider.		Cleared	11/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304428955	XXXXX-1	10/30/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines				Cleared	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304438734	XXXXX-1	11/6/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines				Cleared	11/6/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304477610	XXXXX	12/5/2024	Credit	Loan Documentation	Deed Missing or Defective	Missing conveyance deed from XXX XXX XXX, as Trustee Of the XXX. XXX XXX Trust to XXX XXX XXX	Requested docs uploaded	XX/XX/XXXX: Received conveyance deed.		Cleared	12/9/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304319715	XXXXX-3163	8/15/2024	Credit	Application/Processing	Entity Documentation - Missing or Defective	Missing corporate resolution for XXX XXX XXX	XXX: XXX XXX Group has two members who own XXX% of the business, per the operating agreement: XXX XXX and XXX XXX. A corporate resolution was filed dated XX/XX/XXXX transferring XXX XXX XXX% interest in the company to XXX XXX XXX and XXX XXX. XXX at XXX% each. An LOX from XXX XXX is attached authorizing XXX XXX full access to funds to proceed with loan for subject property. There is another corporate resolution stating upon death of XXX XXX. XXX, his XXX% interest in the business would be given to his XXX, XXX XXX. There is a LOX from XXX XXX giving XX XXX full access to funds to engage in transaction for subject property. Death certificate for XXX XXX is also attached. Based on documents, XXX XXXX, XXX XXX XXX, and XXX XXX all have interest in XXX XXX and have given XXX XXX to take out this loan.	XX/XX/XXXX: Received corporate resolution		Cleared	8/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304322834	XXXXX-2918	7/30/2024	Credit	Insurance	Hazard Insurance Missing or Defective	Hazard insurance policy is missing mortgagee clause after lender's name. Please provide updated hazard policy with ISAOA/ATIMA verbiage after "XXX"	XXX: Waived per XXX	XX/XX/XXXX: Waived per XXX	XxXXxXX, LTV XX.XX%, XX.XX months reserves, DSCR X.XX	Acknowledged	7/30/2024		B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304365261	XXXXX-3226	8/20/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	8/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388015	XXXXX-3498	9/4/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	9/4/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304368424	XXXXX-3462	8/30/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	8/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388630	XXXXX-3726	9/13/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	9/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304388645	XXXXX-3607	9/10/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	9/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304420350	XXXXX-5031	11/8/2024	Property	Ineligible Property	Ineligible Property	Ineligible property according to multi-family guides. The subject property consists of XXX single family properties on the same lot.	XX/XX/XXXX: waived via email	XX/XX/XXXX: Waived via email	FICO XXX, LTV XX.XX%, DSCR X.XX	Acknowledged	11/20/2024		D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304471099	XXXXX-6644	1/6/2025	Property	Appraisal Review	Appraisal Review - Missing	Missing appraisal review for subject property: XXX XXX XXX XXX	XX/XX/XXXX: As stated previously, guidelines require one full appraisal and a BPO. If there is a >XXX% variance between those two values, a second appraisal is required. Two appraisals are attached here and were included in the file previously.
									XXX: Appraisal requirements per matrix require one full appraisal and a commercial BPO, both of which are in the file and attached here.	XX/XX/XXXX: XXX. Confirmed 2nd appraisal XX/XX/XXXX: Received BPO. Appraisal review variance -XXX% > -XXX% maximum variance allowed per guidelines.		Cleared	1/9/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304426704	XXXXX-4989	11/7/2024	Credit	Credit Documentation	Entity Documentation Missing or Defective	Missing corporate resolution for: XXX XXX, XXX	XXX: Lender generated and member signed statement authorizing one member to sign on behalf of the XXX	XX/XX/XXXX: Received resolution		Cleared	11/8/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304458781	XXXXX	1/3/2025	Property	Appraisal Review	Appraisal Review - Missing	Missing appraisal review for subject property: XXX XXX XXX XXX	XX/XX/XXXX: Appraisal Review	XX/XX/XXXX: Received CDA		Cleared	1/6/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304439663	XXXXX-6313	12/20/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304458779	XXXXX-6532	1/2/2025	Credit	Title/Lien	Title Insurance Coverage - Inadequate Coverage	$XXX Title Insurance coverage < $XXX minimum coverage required	XXX: $XXX coverage	XX/XX/XXXX: Received		Cleared	1/3/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304334813	XXXXX-8	6/6/2024	Property	Appraisal Review	Missing Appraisal Desk Review	Missing Appraisal Desk Review for property: XXX XXX XXX XXX	XX/XX/XXXX: XXX of XXX guidelines state a FNMA Collateral Underwriter review with a score of XXX or less can serve as a secondary valuation product. Report attached with a score of XXX	XX/XX/XXXX: Received CU score.		Cleared	6/6/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304363138	XXXXX-3201	8/19/2024	Credit	Title/Lien	Title/Lien	$XXX Title Insurance coverage < $XXX minimum coverage required	XXX: Waived per XXX	XX/XX/XXXX: Waived per XXX	FICO XXX, LTV XX%, XxXXxXX	Acknowledged	8/19/2024		B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304363138	XXXXX-3225	8/19/2024	Credit	Debt Service Coverage Ratio Documentation	Subject Property Lease - Missing or Defective	Missing leases executed by our borrower. Leases in file only executed by tenants	XXX: Signed leases	XX/XX/XXXX: Received fully executed leases		Cleared	9/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304459079	XXXXX-5592	12/3/2024	Property	Borrower and Mortgage Eligibility	General Eligibility	Subject property is currently listed for sale. For all refinance transactions, the property listing must be removed prior to closing.	XX/XX/XXXX: Waived via email	XX/XX/XXXX: Waived via email	LTV XX.XX%, FICO XXX, XX.XX months reserves	Acknowledged	12/13/2024		C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304459079	XXXXX-5593	12/3/2024	Property	Appraisal Documentation	Exterior Inspection Missing or Defective	Property is located in an impacted disaster area. Please provide exterior inspection following post disaster guideline requirements.	XX/XX/XXXX: PDI	XX/XX/XXXX: Received		Cleared	12/9/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304459079	XXXXX-5658	12/3/2024	Credit	Application Processing	Entity Documentation - Missing or Defective	Missing Corporate Resolution for XXX	XXX/XXX: Attached operating agreement states in Section XXX: The Members are XXX to carry out the Company's affairs without ltmitation to engage in any financial transactions, enter contracts, purchase, sell or dispose of the Company's assets, and any other legal acts on behalf of the company not specifically provided in this Agreement.	XX/XX/XXXX: Received		Cleared	12/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304376512	XXXXX-3160	8/14/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	8/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304366879	XXXXX-45	8/29/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	8/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379205	XXXXX-4030	9/27/2024	Credit	Title/Lien	Closing Documentation Missing or Defective	Missing Closing protection letter Please provide updated closing protection letter with ISAOA/ATIMA XXX after XXX XXX	XX/XX/XXXX: CPL	XX/XX/XXXX: Received		Cleared	9/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304369667	XXXXX-3048	8/7/2024	Credit	Title/Lien	Title Insurance Coverage - Inadequate Coverage	$XXX Title Insurance coverage < $XXX minimum coverage required	XXX/XXX: Waived per XXX	XX/XX/XXXX: Waived per XXX	LTV XX%, DSCR X.XX, XxXXxXX	Acknowledged	8/7/2024		B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304372063	XXXXX-4375	10/10/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304379124	XXXXX-4073	10/1/2024	Credit	Application/Processing	Loan Application Missing or Defective	Missing loan application for guarantor XXX.	XXX/XXX: Waived via email	XX/XX/XXXX: Waived via email	FICO XXX, LTV XX.XX%, DSCR X.XX	Acknowledged	10/2/2024		D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304459125	XXXXX-5651	12/3/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	12/3/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304381624	XXXXX-3672	9/12/2024	Credit	Closing Documentation	Closing Documentation Missing or Defective	Missing Loan Application	XXX/XXX: This is a XXX-XXX Unit XXX loan. Application attached	XX/XX/XXXX: Received loan application		Cleared	9/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304391934	XXXXX-4784	10/29/2024	Property	Appraisal Documentation	Exterior Inspection Missing or Defective	Property is located in an impacted disaster area. Please provide exterior inspection following post disaster guideline requirements.	XX/XX/XXXX: PDI
XX/XX/XXXX: Post Disaster Inspections are only required for counties with declared Individual Assistance. XXX County is only Public Assistance. Please see the attached FEMA Map
									XX/XX/XXXX: XXX County, XXX is not listed in a FEMA-declared Individual Assistance area	XX/XX/XXXX: Received PDI XX/XX/XXXX: Guidelines to not delineate designations. PDI or 1004D is required. XX/XX/XXXX: XXX county was identified in FEMA-XXX-XXX effective XX/XX/XXXX		Cleared	11/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304391934	XXXXX-4788	10/29/2024	Credit	Debt Service Coverage Ratio Documentation	Short Term Rental Income - Missing or Defective	Missing XXX month short term rental income for property located at: XXX XXX XXX XXX	XX/XX/XXXX: Market rent from the appraisal was used to qualify this loan. Short-term market rent of $XXX and housing costs of $XXX equals a DSCR of XXX	XX/XX/XXXX: Rescinded		Cleared	10/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304398717	XXXXX-4529	10/18/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304459115	XXXXX-5632	12/3/2024	Credit	Closing Documentation	Deed Missing or Defective	Missing executed conveyance deed from XXX. XXX, XXX. to XXX XXX XXX	XXX/XXX: deed	XX/XX/XXXX: Received		Cleared	12/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304459115	XXXXX-5642	12/3/2024	Credit	Asset Documentation	Asset Documentation Missing or Defective	Missing one month bank statement for XXX XXX #XXX	XXX/XXX: XXX days of seasoning is all that is required for assets per guidelines: XXX VERIFICATION OF ASSETS Assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for XXX days from closing date or sourced. Assets must be verified with one of the following: Ÿ Account statements for the most recent month or quarter indicating opening and closing balances and reflecting a consecutive XXX days of asset verification. XXX Account statements must provide borrower or guarantor as account holder, the account number, statement date and time period covered, and the current balance in XXX XXX. XXX If account summary page provides the required information, additional pages are not required.	XX/XX/XXXX: Received updated guidelines XX/XX/XXXX: Guidelines dated XX/XX/XXXX require XXX days of seasoning for assets under section XXX		Cleared	12/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304459193	XXXXX-5604	12/3/2024	Credit	Credit Eligibility	Insufficient Liquidity	Audited Reserves of -XXX month(s) are less than Guideline Required reserves of XXX month(s)	XXX/XXX: Bank statement with $XXX	XX/XX/XXXX: Received additional assets		Cleared	1/14/2025		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304459193	XXXXX-5606	12/3/2024	Property	Appraisal Documentation	Exterior Inspection Missing or Defective	Property is located in an impacted disaster area. Please provide exterior inspection following post disaster guideline requirements.	XX/XX/XXXX: XXX County did not received a disaster declaration per the attached map	XX/XX/XXXX: Received		Cleared	12/9/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304459380	XXXXX-5813	12/6/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	12/6/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304459113	XXXXX-5598	12/3/2024	No Findings	No Findings	No Findings	The loan meets all applicable guidelines	XX/XX/XXXX: Clear	XX/XX/XXXX: Clear		Cleared	12/3/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304418933	XXXXX-5368	11/20/2024	Credit	Insurance	Hazard Insurance Missing or Defective	$XXX Title Insurance coverage < $XXX minimum coverage required	XXX/XXX: Hazard insurance is sufficient. The $XXX coverage is for the single family dwelling XXX XXX XXX XXX. There are XXX additional XXX-unit multi-family dwellings with coverage of $XXX each	XX/XX/XXXX: Received		Cleared	12/5/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304431539	XXXXX-5989	12/9/2024	Credit	Closing Documentation	Closing Protection Letter Missing or Defective	Closing protection letter is missing mortgagee clause after lender's name. Please provide updated XXX with ISAOA/ATIMA verbiage	XXX/XXX: Updated CPL	XX/XX/XXXX: Received		Cleared	12/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304431539	XXXXX-5990	12/9/2024	Credit	Title/Lien	Title Insurance Missing or Defective	Title Commitment Schedule A Item 2(b) is missing mortgagee clause after lender's name. Please provide updated title policy with ISAOA/ATIMA verbiage after lender name	XXX/XXX: updated title	XX/XX/XXXX: Received updated title		Cleared	12/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304325934	XXXXX	5/15/2024	Credit	Title	Insufficient Title Insurance	Preliminary title report in file is missing an ALTA Loan Policy along with lender's mortgagee clause. Please provide updated title insurance with coverage IAO $XXX and mortgagee clause as "XXX, XXX ISAOA/ATIMA".	XX/XX/XXXX: Uploaded	XX/XX/XXXX: Received		Cleared	5/20/2024		C	A	C	A	C	A	C	A	C	A	C	A